UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08977

Savos Investments Trust

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period: October 1, 2020, through March 31, 2021

Item 1. Reports to Stockholders.

(b)	Not applicable.

SAVOS DYNAMIC

HEDGING FUND

SEMI-ANNUAL REPORT  |  MARCH 31, 2021

Savos Investments Trust

NOT FDIC INSURED | NOT BANK GUARANTEED | MAY LOSE VALUE

LETTER FROM THE PRESIDENT

Savos Dynamic Hedging Fund Report for the Six-Month Period Ended March 31, 2021

Enclosed is the semi-annual report for the Savos Dynamic Hedging Fund (the “Fund”) for the six-month period ended March 31, 2021. This letter reviews the market conditions and factors affecting the Fund’s performance during the period and discusses the implementation of the Fund’s investment objective and strategies.

The Fund’s Objective and Strategy

The Fund seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets.

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the US equity market, derivative instruments related to the US equity market and fixed income securities. Savos Investments (a division of AssetMark, Inc.) (“Savos”) uses one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to the US equity markets. When Savos’ quantitative models indicate the increased likelihood of a significant downturn in US equity markets, or during periods of elevated market volatility, the Fund will reduce its exposure to US equity markets and/or invest in instruments that provide short exposure to the US equity markets. The Fund will obtain its short exposure to the US equity markets through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of ETFs that it believes may effectively hedge equity investments.

The Fund is intended for use by asset managers to provide some measure of downside protection in the event that client assets, which are sensitive to movements in the equity markets, are exposed to significant loss of value as a result of a severe and sustained decline in the broad-based equity market. The Fund is not designed to react to short-term price movements, and significant short-term price movements could adversely impact the performance of the Fund. Changes in the Fund’s equity market exposure are expected to lag changes in the market, and there is no guarantee that Savos’ models will operate as intended and/or accurately indicate future market movements. Additionally, while the Fund’s decreased exposure to equity investments may reduce the Fund’s potential for loss, it also will reduce its potential for gain. For these reasons, the Fund is intended to be used by long-term investors. The Fund is not a complete investment program and is intended to be used as a component of a broader investment allocation.

Market Overview

The broad US equities market exhibited positive performance over the six-month period ended March 31, 2021, with the S&P 500® Index (the “S&P 500”) returning 19.07%. With vaccination efforts ramping up and the passing of a large coronavirus relief bill, the S&P 500 returned 6.17% in the first quarter of 2021.

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US small cap stocks, as measured by the Russell 2000® Index, outperformed both the broad equities market and US large cap stocks over the same six-month period, returning 48.05%. US small cap stocks also outperformed both the broad equities market and US large cap stocks in the first quarter of 2021, returning 12.70%.

US large cap stocks, as measured by the Dow Jones Industrial Average®, returned 19.91% over the six-month reporting period, underperforming US small cap stocks but performing generally in line with the broad equities market. US large cap stocks returned 8.29% in the first quarter of 2021, underperforming US small cap stocks and outperforming the broad equities market.

The Fund’s Performance

For the six-month period ended March 2021, the Fund returned 12.88% while the S&P 500® returned 19.07%. The Fund delivered lower volatility (i.e., smaller market swings) than the S&P 500 over that period.

As noted above, when Savos’ quantitative models indicate the increased likelihood of a significant downturn in US equity markets, or during periods of elevated market volatility, the Fund will reduce its exposure to US equity markets and/or invest in instruments that provide short exposure to the US equity markets. During the six-month period ended March 31, 2021, the Fund’s exposure to the broad-based equity market averaged 85.2% of the Fund’s net assets and was achieved through the use of S&P 500 futures contracts. While the Fund’s equity exposure contributed positively to Fund performance on an absolute basis, the Fund’s reduced exposure to equities at times during the period was a detractor from relative performance compared to its benchmark.

Thank you for your investment in the Savos Dynamic Hedging Fund. We appreciate the opportunity to continue serving your investment needs.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President, Savos Dynamic Hedging Fund

Important Information

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

Savos Investments is a division of AssetMark, Inc. AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The PRINCIPAL

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UNDERWRITER for SAVOS DYNAMIC HEDGING FUND is AssetMark Brokerage™, LLC, a member of the Financial Industry Regulatory Authority. AssetMark Brokerages, LLC is an affiliate of AssetMark, Inc. and shares its address. ©2021 AssetMark, Inc. All rights reserved.

Past performance is no guarantee of future results. For the S&P 500® Index, Dow Jones Industrial Average® and Russell 2000® Index, the closing values of their total return index results for the end of each quarter are used as the basis of performance calculation.

All index returns are sourced from Morningstar. It is not possible to invest directly in an index.

Investment Terms

Volatility is a statistical measure of the dispersion of returns for a given security, market index or portfolio over a period of time. Low volatility means that the value of a security, market index or portfolio stays relatively stable. High volatility means that the value of a security, market index or portfolio experiences rapid increases and dramatic falls and may move erratically.

Index Definitions

Dow Jones Industrial Average® is an unmanaged index composed of 30 common stocks.

Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index.

S&P 500® Index is a market-capitalization-weighted index of 500 widely held common stocks.

21299 | MM/2021

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Fund at a Glance (unaudited)

Investment Breakdown*

March 31, 2021

*	As a percentage of total investments. Percentages expressed exclude derivative instruments, such as futures. Please note that Fund holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2020, and held for the six months ended March 31, 2021.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Savos Dynamic Hedging Fund	$1,000.00	$1,128.80	1.50%	$7.96
(1)	For the six months ended March 31, 2021.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Savos Dynamic Hedging Fund	$1,000.00	$1,017.45	1.50%	$7.54
(1)	For the six months ended March 31, 2021.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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Schedule of Investments (unaudited)	March 31, 2021

PRINCIPAL AMOUNT		VALUE
U.S. TREASURY OBLIGATIONS — 27.92%
U.S. Treasury Bonds — 6.28%

$3,500,000	7.250%, 08/15/2022	$3,843,711
U.S. Treasury Notes — 21.64%

3,000,000	3.125%, 05/15/2021	3,002,764

3,000,000	1.375%, 05/31/2021	3,006,501

500,000	2.000%, 10/31/2021	505,674

2,500,000	1.750%, 02/28/2022	2,538,122

3,000,000	2.000%, 05/31/2024	3,150,410
1,000,000	2.000%, 02/15/2025	1,053,105
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,624,374)	17,100,287
NUMBER OF SHARES
SHORT TERM INVESTMENTS — 66.75%
Money Market Funds — 66.75%

40,886,557	DWS Government Money Market Series-Institutional Shares Effective Yield, 0.04% (a)(b)	40,886,557
	TOTAL SHORT TERM INVESTMENTS (Cost $40,886,557)	40,886,557
	TOTAL INVESTMENTS — 94.67% (Cost $57,510,931)	57,986,844
	Other Assets in Excess of Liabilities — 5.33%	3,267,379
	TOTAL NET ASSETS — 100.00%	$61,254,223

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of March 31, 2021.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See Notes to Financial Statements.

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Schedule of Open Futures Contracts (unaudited)	March 31, 2021

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures	253	50,187,610	Jun-21	$504,439
Total Open Futures Contracts				$504,439

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)	March 31, 2021

ASSETS:

Investments, at value (Cost $57,510,931)	$57,986,844

Interest receivable	112,792

Receivable for fund shares sold	37,969

Deposits for futures	3,108,380

Variation margin on futures	249,205

Other assets	18,517

Total Assets	61,513,707

LIABILITIES:

Payable for fund shares redeemed	128,544

Payable to Investment Advisor	56,475

Payable to custodian	954

Accrued administration, accounting and shareholder servicing fees	6,794

Accrued reports to shareholders fees	45,849

Accrued Trustees’ fees and expenses	4,221

Other accrued expenses	16,647

Total Liabilities	259,484
Total Net Assets	$61,254,223

NET ASSETS CONSIST OF:

Capital stock	$137,461,743

Total accumulated deficit	(76,207,520)
Total Net Assets	$61,254,223
Shares Outstanding (unlimited shares of no par value authorized)	4,792,452
Net Asset Value, Offering and Redemption Price Per Share	$12.781

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Period Ended March 31, 2021

INVESTMENT INCOME:

Interest income	$311,568

Total Investment Income	311,568

EXPENSES:

Management fees	396,352

Administrative service fees	82,573

Legal fees	45,190

Reports to shareholders fees	23,222

Administration, accounting and shareholder servicing fees	14,289

Federal and state registration fees	14,194

Audit and tax fees	12,132

Trustees’ fees and expenses	7,394

Compliance fees	3,576

Insurance fees	2,793

Custody fees	2,249

Miscellaneous fees	755

Total expenses before reimbursements	604,719

Expense reimbursements (See Note 2)	(109,279)

Net Expenses	495,440
Net Investment Loss	(183,872)

NET REALIZED AND UNREALIZED GAIN:

Net realized gain on:

Futures	7,691,902

Total	7,691,902

Net change in unrealized appreciation (depreciation) on:

Investments	(331,187)

Futures	811,142

Total	479,955
Net Realized and Unrealized Gain	8,171,857
Net Increase in Net Assets Resulting From Operations	$7,987,985

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Period Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

OPERATIONS:

Net investment loss	$(183,872)	$(107,500)

Net realized gain (loss) on investments	7,691,902	(4,654,293)

Net change in unrealized appreciation on investments	479,955	615,901

Net Increase (Decrease) in Net Assets Resulting From Operations	7,987,985	(4,145,892)

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold	1,706,921	21,548,185

Proceeds from reinvestment of distributions	—	254,263

Payments for shares redeemed	(20,297,676)	(30,309,567)

Net Decrease in Capital Share Transactions	(18,590,755)	(8,507,119)

DISTRIBUTIONS PAID FROM:

Net investment income	—	(256,765)

Total Distributions	—	(256,765)

Total Decrease in Net Assets	(10,602,770)	(12,909,776)

NET ASSETS:

Beginning of year	71,856,993	84,766,769
End of Year	$61,254,223	$71,856,993

See Notes to Financial Statements.

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Financial Highlights

For a Fund share outstanding throughout each period

SAVOS DYNAMIC HEDGING FUND

	Period Ended March 31, 2021 (unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net Asset Value:
Beginning of period	$11.323		$12.192	$12.219	$11.298	$9.940	$9.17
Operations:
Net investment income (loss)(1)	(0.033)		(0.016)	0.061	(0.013)	(0.063)	(0.09)
Net realized and unrealized gain (loss) on investment securities	1.491		(0.814)	(0.057)	0.934	1.421	0.86
Total from Operations	1.458		(0.830)	0.004	0.921	1.358	0.77
Less Distributions:
From net investment income	—		(0.039)	(0.031)	—	—	—
Total Distributions	—		(0.039)	(0.031)	—	—	—
Net Asset Value:
End of period	$12.781		$11.323	$12.192	$12.219	$11.298	$9.94
Total Return	12.88	%(3)	(6.80)%	0.03%	8.15%	13.66%	8.40%
Supplemental Data and Ratios
Net assets; end of period (000’s)	$61,254		$71,857	$84,767	$94,661	$104,256	$101,940
Ratio of net expenses to average net assets	1.50	%(2)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses before expense reimbursement	1.84	%(2)	1.72%	1.79%	1.70%	1.78%	1.87%
Ratio of net investment income (loss) to average net assets	(0.56	)%(2)	(0.13)%	0.53%	(0.11)%	(0.60)%	(0.93)%
Ratio of investment income (loss) before expense reimbursement	(0.89	)%(2)	(0.35)%	0.24%	(0.31)%	(0.88)%	(1.30)%
Portfolio turnover rate	0.00	%(3)	28.25%	19.51%	24.14%	34.60%	64.62%
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Annualized
(3)	Not Annualized

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Savos Dynamic Hedging Fund (the “Fund”), a separate series of the Savos Investments Trust (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company.

The Fund seeks to partially offset extreme declines in the equity markets while also seeking to provide positive total returns in rising markets. The Fund is intended for use by asset managers, including AssetMark, Inc., the investment advisor of the Fund, (“AssetMark” or the “Advisor”), to provide some measure of downside protection in the event that client assets, which are sensitive to movements in the equity markets, are exposed to significant loss of value as a result of a severe and sustained decline in the broad-based equity market. During periods of rising equity markets, the Fund seeks to participate in a portion of that market rise.

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund which are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(a) Investment Valuation. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

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Notes to Financial Statements (unaudited) (continued)

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded American Depositary Receipts (“ADRs”) are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Futures contracts are valued at the daily quoted settlement prices.

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the securities’ last close and the time that the Fund next calculates its net asset value will be valued at their fair value as determined by the Fund’s Valuation Committee under procedures adopted by the Board of Trustees (the “Board”).

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any,

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Notes to Financial Statements (unaudited) (continued)

during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$17,100,287	$—	$17,100,287
Short Term Investments	40,886,557	—	—	40,886,557
Total Investments	$40,886,557	$17,100,287	$—	$57,986,844
Other Financial Instruments*
Futures	$504,439	$—	$—	$504,439
*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reported on the Schedule of Open Futures Contracts.

For further information regarding security characteristics, see the Schedule of Investments.

(b) Subsequent Events Evaluation. In preparing these financial statements, the Fund has evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(c) COVID-19 Pandemic. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which

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Notes to Financial Statements (unaudited) (continued)

the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

(d) Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e) Option Contracts. The Fund may purchase or write (sell) call and/or put options. In the case of options on equities, a call (put) option is a contract that gives the purchaser of the option, in return for a premium, the right to purchase (sell), and the writer of the option the obligation to sell (purchase), upon expiration of the option, the underlying security at the specified exercise price. Prior to expiration, the value of a call (put) option generally increases (decreases) as the price of the underlying security increases (decreases). Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the fair value of the security, the relationship of the exercise price to the fair value of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the

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Notes to Financial Statements (unaudited) (continued)

holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

(f) Futures Contracts. The Fund may purchase and sell futures contracts, including those based on particular securities, securities indices, interest rates, debt obligations, foreign currencies and other financial instruments and indices. A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or index of securities, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying asset called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying asset, such as a security or index of securities. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery of the reference asset.

(g) Swaps. The Fund may enter into swaps for purposes of reducing or obtaining short market exposure or to help offset the costs of purchasing hedging investments and to generate additional income. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Derivative Instruments and Hedging Activities

During normal market conditions, the Fund invests primarily in equity securities that broadly represent the U.S. Equity Market (including common stocks of

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Notes to Financial Statements (unaudited) (continued)

companies of any size capitalization and exchange-traded funds (“ETFs”) related to equity investments); derivative instruments related to the U.S. Equity Market (futures contracts, options and swaps on individual equity securities (including ETFs) and U.S. equity indexes and equity-related indexes such as the CBOE Volatility Index (the “VIX Index”)); and fixed-income securities (including money market funds, U.S. Government securities (such as U.S. Treasury obligations) and other short-term or variable-rate, high quality securities and related ETFs). The Fund will invest in fixed-income securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by AssetMark if the security is unrated). In selecting equity securities, AssetMark will use a quantitative process to evaluate securities based on their characteristics, such as valuation and dividend yield. The fixed-income securities in which the Fund invests may have maturities of any length. AssetMark will use one or more quantitative, rules-based methodologies to determine when to alter the Fund’s exposure to the U.S. Equity Market. These methodologies use statistical analysis of indicators related to securities or indices and the price of derivatives related to securities or indices. The methodologies will not rely primarily on fundamental valuation ratios such as price-to-earnings. AssetMark has created standardized gauges that can be compared over time and against each other. The gauges will seek to measure: (i) the potential for near-term market volatility; (ii) the likelihood a drawdown in one part of the market will affect other parts of the market; and (iii) the possibility of significant drawdown and market volatility. When AssetMark’s quantitative models indicate the increased likelihood of a significant downturn in the U.S. Equity Market, the Fund will reduce its exposure to the U.S. Equity Market and/or invest in instruments that provide short exposure to the U.S. Equity Market. The Fund will obtain short exposure to the U.S. Equity Market through the use of derivative instruments such as futures contracts, options and/or swaps or through the purchase of ETFs that it believes may effectively hedge equity investments. In addition to using derivatives for purposes of reducing or obtaining short market exposure, the Fund may also use derivatives to help offset the costs of purchasing hedging investments and to generate additional income.

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Notes to Financial Statements (unaudited) (continued)

Risk of Derivatives. A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund. The Fund’s use of derivatives involves additional risks and transaction costs such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives. The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

Derivatives involve costs and may create leverage insofar as the Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin. The use of derivatives can result in losses or gains to the Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

The use of derivatives could also result in a loss if the counterparty to a transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late. If trading is halted, then the Fund may not be able to purchase or sell those securities or derivatives and may also be required to use a “fair value” method to price its outstanding securities or derivatives. At times, the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous to do so.

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Notes to Financial Statements (unaudited) (continued)

During the period, the Fund held futures contracts to attempt to effectively hedge equity investments or to generate additional income. Derivatives are not accounted for as hedging instruments.

Statement of Assets and Liabilities - Values of Derivative Instruments as of March 31, 2021:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Futures*	Unrealized appreciation on Futures**	$504,439	Unrealized depreciation on Futures**	$—
Total		$504,439		$—
*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total accumulated deficit on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2021:

Amount of Realized Gain on Derivatives Recognized in Income
Futures
Equity Contracts	$7,691,902

Change in Unrealized Appreciation on Derivatives Recognized in Income
Futures
Equity Contracts	$811,142

The average monthly notional amount outstanding of futures during the period ended March 31, 2021 were as follows:

Long Positions	Savos Dynamic Hedging Fund
Futures	$50,187,610

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Notes to Financial Statements (unaudited) (continued)

Offsetting Assets and Liabilities

The table below, as of March 31, 2021, discloses both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement (“Master Agreements”) as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

The Fund is a party to International Swaps and Derivatives Association (“ISDA”) Master Agreements with certain counterparties that govern the over-the-counter derivative contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts in the Statement Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received/ Pledged	Net Amount
Assets:
Futures — R.J. O’Brien	$249,205	$—	$249,205	$—	$—	$249,205
	$249,205	$—	$249,205	$—	$—	$249,205

In some instances, the collateral amounts disclosed in the table were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

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Notes to Financial Statements (unaudited) (continued)

(h) Investment Transactions and Dividend Income. Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, using the effective yield method, is recorded on an accrual basis. Gains or losses on the sale of investments are calculated by using the specific identification method.

(i) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal Income Taxes. It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Net Investment Income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. There were no such reclassifications made for the year ended September 30, 2020.

2.	Management Agreement, Administration Agreement, and Other Transactions

AssetMark is the Fund’s investment manager. The Fund pays AssetMark a management fee calculated at an annual rate of 1.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. AssetMark also provides certain administrative services to the Fund, pursuant to the Administrative Services Agreement between the Trust and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the

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Notes to Financial Statements (unaudited) (continued)

Fund. The administrative services may include (1) development and maintenance of a web-based software platform for both investment advisers and clients; (2) creation of a customized full color client investment policy statement for each individual client; (3) initiation and set up of individual client accounts, as well as the daily administration, reconciliation and trading of accounts, including automated rebalancing among funds in connection with the asset allocation strategy selected by the client; (4) production and distribution of comprehensive full-color quarterly performance reviews; (5) facilitation of new account investments, withdrawals, transfers, and account re-registrations with the applicable account custodian; (6) review and follow-up on all custodial paperwork; (7) telephone and on-line customer support, provided by a highly trained and licensed customer service department; (8) compliance work associated with the delivery of the AssetMark Platform services, including, but not limited to, maintaining Form ADV, handling regulatory audits, monitoring Code of Ethics, assisting financial advisory firms with compliance questions and concerns, and maintaining and updating all agreements financial advisors utilize with their clients; and (9) legal work associated with administering the AssetMark Platform. Investors holding shares the Fund outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services. AssetMark has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) do not exceed 1.50% of average daily net assets through January 31, 2022. During the period ended March 31, 2021, AssetMark reimbursed $109,278 of management fees and other expenses to the Fund, pursuant to the Fund’s expense limitation agreement. After taking these waivers and expense reimbursements into account, the Fund’s annual operating expenses were 1.50% of average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow AssetMark to recoup amounts waived or reimbursed to the extent such reimbursement can be made without causing the Fund’s annualized expense ratio to exceed 1.50%, provided, however, that AssetMark shall only be entitled to recoup such amounts for a period of three

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Notes to Financial Statements (unaudited) (continued)

years after the end of the calendar month in which the fees were waived or expenses paid. Waived expenses subject to potential recovery are as follows:

Year of Expiration	09/30/2024	09/30/2023	09/30/2022	09/30/2021
Amount	$109,278	$175,055	$245,403	$110,166

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), and U.S. Bank, N.A. (“USB”), an affiliate of Fund Services, provide administrative, accounting, transfer agency, shareholder servicing, dividend disbursing services and custody services to the Fund. For these services, besides custody, Fund Services receives an annual fee, paid monthly, from the Fund. USB receives an annual fee, paid monthly, from the Fund for the custody services provided. Fund Services agreed to waive a portion of its accounting fees during the last month of the year. Fees earned by Fund Services and USB for the period ended March 31, 2021 can be found under the captions “Administration, accounting, and shareholder servicing fees” and “Custody fees” in the Statement of Operations, respectively.

AssetMark BrokerageTM, LLC (“Distributor”), an affiliate of the Advisor, serves as the Fund’s distributor and principal underwriter. The Fund did not pay any commissions or other compensation to the Distributor during the period ended March 31, 2021.

The Fund pays a portion of the salary of the Trust’s Chief Compliance Officer (“CCO”), as approved by the Board of Trustees.

The Trust has established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes (subject to certain restrictions and covenants), primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. GPS Funds I and GPS Funds II, which are also managed by AssetMark, are also parties to the same LoC agreement. The LoC will mature, unless renewed, on July 31, 2022. Borrowing under the LoC is limited to the lesser of 20% of the total market value of a Fund, 20% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Fund on outstanding borrowings is equal to the prime rate, which was 3.25% at March 31, 2021. During the period ended March 31, 2021, the Fund did not borrow on the LoC. The Fund has authorized USB to charge any of the custody accounts of the Fund for any missed payments by the Fund.

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Notes to Financial Statements (unaudited) (continued)

3.	Capital Shares

The Trust’s Declaration of Trust authorizes the Board to issue shares without limitation as to numbers and without par value.

Transactions in shares of the Fund were as follows:

	Period Ended March 31, 2021	Year Ended September 30, 2020
Beginning Shares	6,345,881	6,952,642
Shares sold	142,302	1,890,755
Shares Reinvested	—	23,231
Shares redeemed	(1,695,731)	(2,520,747)

Ending Shares	4,792,452	6,345,881

4.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended March 31, 2021, are summarized below.

Savos Dynamic Hedging Fund	Purchases	Sales

U.S. Government Securities	$ —	$21,656,000

5.	Federal Income Tax Information & Distributions to Shareholders

The tax characterization of distributions for the Fund for the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

	Year Ended September 30, 2020	Year Ended September 30, 2019
Distributions paid from:
Ordinary income	$256,765	$218,950
Long-term capital gain	—	—

Total distributions paid	$256,765	$218,950

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Notes to Financial Statements (unaudited) (continued)

The following information is computed on a tax basis for each item as of September 30, 2020:

Investments

Federal tax cost of securities	$66,698,149
Gross unrealized appreciation	$807,100
Gross unrealized depreciation	—
Net unrealized appreciation	$807,100
Undistributed ordinary income	—
Post-October capital loss	—
Late year ordinary loss*	(245,201)
Other accumulated loss	(84,757,404)

Total accumulated deficit	$(84,195,505)
*	The qualified late year ordinary loss is the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

As of September 30, 2020, the Fund had the following capital loss carryforwards for federal income tax purposes:

	Amount	Expires
Short Term Capital Loss Carryforwards	$31,2018,224	Indefinite
Long Term Capital Loss Carryforwards	53,539,180	Indefinite

To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryforwards. Utilization of the carryforwards will happen only if there are gains in the future.

The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Trust’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

6.	Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Additional Information (unaudited)

1.	Disclosure Regarding Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling AssetMark at 1-888-278-5809.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees:
David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Lead Independent Trustee	Indefinite term since 2015	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	16	Trustee, GPS Funds I (2013-present); Trustee, GPS Funds II (2011-present); Director, New England Bancorp (2006-2016).
Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Independent Trustee	Indefinite term since 2015	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker- dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	16	Trustee, GPS Funds I (2013-present); Trustee, GPS Funds II (2011-present).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Independent Trustee	Indefinite term since 2015	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	16	Trustee, GPS Funds I (2007-present); Trustee, GPS Funds II (2013-present); Director, Blue Calypso, Inc. (2015-2019); Director, Owens Realty Mortgage Inc. (2013-2019); Director, Cambria ETF Series Trust (2013-present); Director, Wells Fargo GAI Hedge Funds (2008-2019); Director, Merriman Holdings, Inc. (financial services) (2003-2016).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee:
Carrie E. Hansen** Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite term since 2014 Renewed 1-Year term since 2008	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, The Trust (2008-present); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark BrokerageTM, LLC (2013-present).	16	Trustee, GPS Funds I and GPS Funds II (2014-present); Director and Chairperson, AssetMark Trust Co. (2008-present); Director, AssetMark, Inc. (2013-present); Treasurer, Acalanes Booster Club (2017-2019).
*	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**	Ms. Hansen is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because she is an officer of AssetMark and certain of its affiliates.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Officers:
John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and the Trust (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and the Trust (September 2012- January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year term since 2014	Treasurer, GPS Funds I, GPS Funds II and the Trust (May 2014-present); Director of Mutual Fund Operations and Finance, AssetMark (February 2016- present); Manager of Fund Administration, AssetMark (May 2014-February 2016); Senior Fund Administration Officer, AssetMark (2008-May 2014).
Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street 10th Floor, Concord, CA 94520	Secretary	Renewed 1-Year term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014-present), the Trust (2009- 2010 and May 2014-present); Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present); Senior Compliance Officer, AssetMark (2005-2009).

2.	Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund’s portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

3.	Availability of Quarterly Portfolio Holdings Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available, without charge, on the SEC’s website (http://www.sec.gov) or upon request by calling (888) 278-5809.

4.	Statement Regarding the Basis for Approval of Investment Advisory Agreement

At a meeting held on December 3, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Savos Investments Trust (the “Trust”) conducted its

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Additional Information (unaudited) (continued)

annual review and consideration of the renewal of the investment advisory agreement between AssetMark, Inc. (“AssetMark”) and the Trust, on behalf of the Savos Dynamic Hedging Fund (the “Fund”) (the “Advisory Agreement”).

The Board — including a majority of the Trustees who are not “interested persons” of the Fund or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) — determined to approve the continuance of the Advisory Agreement. In connection with their consideration of the renewal of the Advisory Agreement, the Trustees considered several factors they deemed relevant to the process, including: the nature, quality and extent of the services provided to the Fund by AssetMark; the costs of providing services to the Fund; the anticipated profitability to be realized by AssetMark; any potential “fall-out” or ancillary benefits to AssetMark or its affiliates; the potential effects of asset growth and related economies of scale on the Fund’s expenses; and the fees charged by investment advisers of other comparable funds. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Advisory Agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Advisory Agreement, the Trustees requested, received, and reviewed information relevant to their consideration of the Advisory Agreement. The Trustees also received assistance and advice regarding legal and industry standards from counsel to the Trust and separately from independent legal counsel to the Independent Trustees (“Independent Counsel”). Prior to approving the Advisory Agreement, the Independent Trustees met in executive session with Independent Counsel without representatives of AssetMark or its affiliates. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information available to the Trustees and not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.

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Additional Information (unaudited) (continued)

The Advisory Agreement

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreement, the Trustees — assisted by Independent Counsel — specifically requested and were furnished with materials supplied by counsel and AssetMark for purposes of their review of the Advisory Agreement. The materials provided to the Board with regard to the Fund included, among other information: (1) a copy of the Advisory Agreement; (2) information describing the Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Fund, and the fees AssetMark charges to the Fund for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objective of the Fund; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing the Fund’s expense ratio compared to the Fund’s Peer Group; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability overall and with respect to the Fund; (8) reports relating to the distribution, sales and redemptions of Fund shares and related shareholder services; (9) reports relating to the monitoring of the other service providers; and (10) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees met with representatives of AssetMark. The Trustees also considered their discussions with representatives of AssetMark throughout the course of the Meeting. In addition, the Trustees considered information furnished to the Board and its Committees throughout the year and in between regularly scheduled meetings on particular matters as the need arose. Information provided to the Board and its Committees at their meetings throughout the year included, among other things, reports on Fund performance, compliance and risk management matters, sales activity, revenue and profitability of AssetMark, and the Fund’s distribution and servicing arrangements and related compensation.

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Additional Information (unaudited) (continued)

The Trustees received assistance and advice regarding legal and industry standards from counsel to the Trust and separately from Independent Counsel, which included detailed memoranda from Independent Counsel that described the Trustees’ legal duties and obligations in considering whether to approve the continuation of the Advisory Agreement. The Independent Trustees also discussed the Advisory Agreement prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors that they deemed relevant in making the decision to approve the renewal of the Advisory Agreement. These factors and conclusions are described below.

Nature, Quality and Extent of Services

The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Fund. The Trustees considered AssetMark’s investment team and its capabilities, as well as AssetMark’s capabilities with respect to the administrative and compliance services provided to the Fund. In this regard, the Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trust’s CCO at which the Trustees are provided with details regarding AssetMark’s compliance functions. In addition, the Trustees took into account the Advisor’s communications with the Board in light of the market volatility amidst the coronavirus (“COVID-19”) pandemic.

The Trustees considered the experience, capability and integrity of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Fund, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder

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Additional Information (unaudited) (continued)

services provided by AssetMark to the Fund; and (d) Assetmark’s supervision of the Fund’s third-party service providers.

The Board considered the breadth and quality of services that AssetMark provides to the Fund. The Trustees also considered that the Fund is an integral part of AssetMark’s program of asset allocation and shareholder services.

The Trustees also considered AssetMark’s investments in business continuity planning designed to benefit the Fund, and the implementation of AssetMark’s business continuity planning plans due to the COVID-19 pandemic. The Trustees also noted AssetMark’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the COVID-19 pandemic.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to the Fund.

Investment Performance

The Trustees considered the overall investment performance of the Fund and whether the Fund operated in a manner consistent with its investment objective and style and considered the Fund’s record of compliance with its investment restrictions.

The Trustees also considered the Fund’s investment performance relative to its benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board.

The Trustees concluded that AssetMark’s performance record in managing the Fund was satisfactory and supported a decision to approve the renewal of the Advisory Agreement.

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Additional Information (unaudited) (continued)

Advisory Fees and Total Expenses

The Trustees considered a detailed analysis of the Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of the Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; and (ii) comparisons of the Fund’s expenses to industry averages.

The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Fund’s expenses. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including attempts to improve asset flows, and negotiating strategic contracts with service providers.

In analyzing the Fund’s fee levels as compared to other similar funds, the Trustees considered the Fund’s fee levels in light of the Fund’s special distribution structure, under which the Fund was distributed as part of a suite of products and services with asset allocation modeling, full performance reporting and other services that are not typically provided with mutual funds. In this regard, while the Board recognized that comparisons between the Fund and its Peer Group may be imprecise given the Fund’s special distribution structure, among other differences, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s fees and expenses.

After comparing the Fund’s fees with other comparable funds and industry averages, and in light of the nature, extent and quality of services provided to the Fund by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to the Fund was reasonable.

Profitability, Economies of Scale and Ancillary Benefits

The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Fund. The Trustees discussed the methods used by AssetMark to allocate expenses to the Fund under its profitability analysis, and

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Additional Information (unaudited) (continued)

the Trustees considered the individual profitability of AssetMark with respect to the Fund under this methodology.

In evaluating AssetMark’s profitability, the Trustees acknowledged that the Fund is distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from the Fund and/or pay certain Fund expenses to the extent necessary to ensure that the Fund’s overall expenses do not exceed certain levels.

The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Fund, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs and the related compensation paid by certain third-party custodians to AssetMark in exchange for AssetMark providing a combination of administrative/shareholder services and distribution-related services (custodial rebates). The Trustees concluded that these benefits were reasonable.

The Trustees considered the anticipated effect of asset growth on the Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees considered the fee waiver agreement under which AssetMark had agreed to waive Fund expenses based upon the achievement of certain breakpoints listed in the agreement. The Trustees acknowledged that AssetMark does not earn a profit on the advisory fee for the Fund.

The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability is reasonable. Additionally, the Trustees concluded that the economies of scale being realized by AssetMark, if any, do not mandate the implementation of new or amended breakpoints or other changes in the fee structure for the Fund at this time.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision,

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Additional Information (unaudited) (continued)

the Trustees, including all of the Independent Trustees, concluded to approve the renewal of the Advisory Agreement with, and the fee to be paid to, AssetMark for the Fund.

5.	Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of Savos Investments Trust (the “Trust”), on behalf of the Savos Dynamic Hedging Fund (the “Fund”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, previously approved the Program on behalf of the Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of AssetMark, Inc. (“AssetMark”), the investment adviser to the Fund, as the Program Administrator for the Program. AssetMark administers day-to-day implementation of the Program through a Liquidity Risk Management Committee (the “Committee”), as set forth in the Program.

At the meeting of the Board held on March 4, 2021, AssetMark, as Program Administrator, provided the Board with the annual report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report included an overview of the operation of the Program from January 1, 2020 through December 31, 2020 (the “Review Period”), including liquidity events relevant to the Fund, if any, during the Review Period and conclusions with respect to the adequacy of the policies and procedures of the Program and its effectiveness of implementation.

I.	Key Conclusions of the Report

The Report concluded that (i) the Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; (ii) the Fund’s

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Additional Information (unaudited) (continued)

investment strategy is appropriate for an open-end fund; (iii) the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund during the Review Period; and (iv) the Program was implemented and operated effectively to assess and manage the Fund’s liquidity risk during the Review Period, including during periods of market volatility and net redemptions, as applicable.

There were no material liquidity matters impacting the Fund identified in the Report. In addition, the Report noted that there were no material changes to the Program during the Review Period.

II.	Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with the Fund’s portfolio management team, monitored the Fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in quarterly Board reporting.

The Program Administrator also conducted an annual review assessing the Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

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Additional Information (unaudited) (continued)

In addition, in connection with the review of the Fund’s liquidity risk and the operation of the Program and the adequacy and effectiveness of its implementation, the Program Administrator also reviewed:

•	Reasonably Anticipated Trade Size and Significant Value Impact metrics for the Fund

•	Process for identifying and monitoring illiquid investments

•	Responsibilities and operations of the Committee

•	Effectiveness of third-party liquidity classification vendor

In light of the assessment and review as discussed above, the Program Administrator did not recommend any changes in the management of the Fund’s liquidity risk.

B. Portfolio Holdings Classifications

During the Review Period, the Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule. Upon the Committee’s review and approval, the classifications were recorded for reporting in the Fund’s Form N-PORT filings during the Review Period. The Report reviewed the classification methodology as provided in the Program and noted the liquidity classifications process operated effectively during the Review Period.

C. HLIM

The Fund qualified as a Primarily Highly Liquid Fund (“PHLF”) under the Program during the Review Period and accordingly, the Fund did not maintain and was not required to establish an HLIM during the Review Period. There were no changes recommended in the Report with respect to the status of the Fund as a PHLF pursuant to the review.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, the Fund may not acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its

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Additional Information (unaudited) (continued)

assets in illiquid investments that are assets (the “15% Limit”). The Fund was monitored daily for compliance with the 15% Limit during the Review Period. During the Review Period, the Fund operated in accordance with the relevant provisions of the Program addressing the 15% Limit. The Report also addressed significant liquidity matters which occurred or were reported during the Review Period applicable to the Fund, if any, and actions to address such matters as applicable.

41       Savos Investments Trust      |      2021 Semi-Annual Report

Savos Investments Trust

Savos Dynamic Hedging Fund

The Fund is a separate investment fund of Savos Investments Trust, a Delaware statutory trust.

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

A Statement of Additional Information, which includes additional information about the Fund’s Trustees, is available, without charge, upon request to AssetMark, Inc., at 1-888-278-5809.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on as an exhibit to its reports Form N-PORT Part F filings. The Fund’s filings on Form N-PORT are available on the Commission’s website at www.sec.gov or by calling 1-888-278-5809.

This report is submitted for the general information of the shareholders of the Savos Investments Trust — Savos Dynamic Hedging Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

DISTRIBUTOR

AssetMark BrokerageTM, LLC

1655 Grant Street,

10th Floor

Concord, CA 94520

Member FINRA

INVESTMENT ADVISOR

AssetMark, Inc.

1655 Grant Street

10th Floor

Concord, CA 94520

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street

Suite 830

Milwaukee, WI 53202

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

doing business as

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

SAVOS INVESTMENTS TRUST_SEMI-ANNUAL 033120

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Savos Investments Trust

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	5/26/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	5/26/2021

By (Signature and Title)	/s/ Patrick Young
Patrick R. Young, Vice President/Treasurer

Date	5/26/2021

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